UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Strategic Dividend & Income® Fund Semi-Annual Report May 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2019

(excluding cash equivalents)	% of fund's net assets
Cisco Systems, Inc.	2.8
Johnson & Johnson	2.6
Procter & Gamble Co.	2.5
PepsiCo, Inc.	2.2
Amgen, Inc.	2.0
Walmart, Inc.	2.0
McDonald's Corp.	1.5
American Tower Corp.	1.2
Equinix, Inc.	1.1
Prologis, Inc.	1.1
19.0

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Real Estate	17.0
Financials	15.5
Information Technology	12.1
Consumer Staples	11.4
Health Care	11.2

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Common Stocks	64.0%
Preferred Stocks	7.5%
Convertible Bonds	13.8%
Other Investments	10.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 7.9%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.3%
	Principal Amount	Value
Convertible Bonds - 13.8%
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA 4.5% 6/15/25 (a)	$2,401,000	$3,141,599
Entertainment - 0.3%
iQIYI, Inc.:
2% 4/1/25 (a)	1,200,000	1,088,709
3.75% 12/1/23 (a)	969,000	984,115
Live Nation Entertainment, Inc. 2.5% 3/15/23	2,510,000	2,849,854
Pandora Media, Inc. 1.75% 12/1/23	2,509,000	2,747,230
World Wrestling Entertainment, Inc. 3.375% 12/15/23	1,340,000	4,025,353
		11,695,261
Interactive Media & Services - 0.2%
Twitter, Inc. 0.25% 6/15/24 (a)	8,728,000	8,524,347
Weibo Corp. 1.25% 11/15/22	418,000	364,795
Zillow Group, Inc.:
1.5% 7/1/23	1,350,000	1,296,844
2% 12/1/21	1,200,000	1,318,500
		11,504,486
Media - 1.4%
DISH Network Corp.:
2.375% 3/15/24	6,515,000	5,652,169
3.375% 8/15/26	20,013,000	18,389,523
Gannett Co., Inc. 4.75% 4/15/24	1,250,000	1,238,989
GCI Liberty, Inc. 1.75% 9/30/46 (a)	5,981,000	6,743,922
Liberty Media Corp.:
1% 1/30/23	4,205,000	4,887,308
1.375% 10/15/23	13,424,000	14,699,280
2.125% 3/31/48 (a)	1,835,000	1,740,956
2.25% 9/30/46	9,150,000	4,643,625
2.25% 12/1/48 (a)	4,260,000	4,588,399
3.5% 1/15/31	4,280,000	3,439,361
		66,023,532
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. 1% 10/1/23 (a)	4,680,000	3,958,229
TOTAL COMMUNICATION SERVICES		96,323,107
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
Veoneer, Inc. 4% 6/1/24	900,000	875,091
Automobiles - 0.0%
Tesla, Inc.:
1.25% 3/1/21	108,000	96,484
2% 5/15/24	98,000	85,805
2.375% 3/15/22	95,000	85,801
		268,090
Diversified Consumer Services - 0.1%
Chegg, Inc.:
0.125% 3/15/25 (a)	1,250,000	1,215,958
0.25% 5/15/23	745,000	1,114,241
		2,330,199
Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Corp. 5% 10/1/24	10,825,000	15,356,981
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	1,180,000	1,110,208
Sea Ltd. 2.25% 7/1/23 (a)	2,982,000	4,771,090
		21,238,279
Internet & Direct Marketing Retail - 0.5%
Baozun, Inc. 1.625% 5/1/24 (a)	875,000	857,544
Etsy, Inc. 0% 3/1/23	2,695,000	4,929,459
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	860,000	841,953
MercadoLibre, Inc. 2% 8/15/28 (a)	5,125,000	7,472,891
Quotient Technology, Inc. 1.75% 12/1/22	1,325,000	1,278,387
The Booking Holdings, Inc.:
0.35% 6/15/20	3,479,000	4,487,356
0.9% 9/15/21	3,915,000	4,267,006
Wayfair LLC:
0.375% 9/1/22	296,000	443,209
1.125% 11/1/24 (a)	329,000	470,416
		25,048,221
Specialty Retail - 0.0%
Guess?, Inc. 2% 4/15/24 (a)	1,700,000	1,567,188
TOTAL CONSUMER DISCRETIONARY		51,327,068
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Herbalife Nutrition Ltd.:
2% 8/15/19	349,000	358,729
2.625% 3/15/24	75,000	70,415
		429,144
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Ensco Jersey Finance Ltd. 3% 1/31/24	565,000	426,628
Oil States International, Inc. 1.5% 2/15/23	825,000	716,183
Transocean, Inc. 0.5% 1/30/23	880,000	851,883
		1,994,694
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. 5.5% 9/15/26	3,260,000	2,640,600
Oasis Petroleum, Inc. 2.625% 9/15/23	1,430,000	1,287,000
PDC Energy, Inc. 1.125% 9/15/21	1,165,000	1,063,105
Scorpio Tankers, Inc. 3% 5/15/22	9,190,000	8,875,016
Ship Finance International Ltd. 4.875% 5/1/23	1,080,000	1,077,279
SM Energy Co. 1.5% 7/1/21	2,110,000	1,898,872
Teekay Corp. 5% 1/15/23	730,000	576,700
		17,418,572
TOTAL ENERGY		19,413,266
FINANCIALS - 0.5%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38 (a)	355,000	312,622
Diversified Financial Services - 0.3%
Alteryx, Inc. 0.5% 6/1/23 (a)	1,000,000	2,053,195
IAC FinanceCo 2, Inc.:
0.875% 6/15/26 (a)	3,790,000	3,780,677
2% 1/15/30 (a)	3,790,000	3,837,365
IAC Financeco, Inc. 0.875% 10/1/22 (a)	2,250,000	3,437,921
		13,109,158
Insurance - 0.1%
AXA SA 7.25% 5/15/21 (a)	4,101,000	4,159,234
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.375% 4/1/23	250,000	249,844
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. 0.625% 6/1/22	1,895,000	3,580,713
TOTAL FINANCIALS		21,411,571
HEALTH CARE - 2.3%
Biotechnology - 0.8%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,100,000	959,750
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	1,440,000	1,262,700
Array BioPharma, Inc. 2.625% 12/1/24 (a)	975,000	1,823,910
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	675,000	682,556
1.5% 10/15/20	525,000	580,091
Clovis Oncology, Inc. 2.5% 9/15/21	2,858,000	2,486,751
Exact Sciences Corp.:
0.375% 3/15/27	3,550,000	4,093,299
1% 1/15/25	3,185,000	4,986,371
Flexion Therapeutics, Inc. 3.375% 5/1/24	870,000	733,709
Intercept Pharmaceuticals, Inc.:
2% 5/15/26	1,320,000	1,334,201
3.25% 7/1/23	1,120,000	1,023,934
Ironwood Pharmaceuticals, Inc. 2.25% 6/15/22	1,700,000	1,808,375
Neurocrine Biosciences, Inc. 2.25% 5/15/24	3,275,000	4,310,719
PTC Therapeutics, Inc. 3% 8/15/22	310,000	331,506
Repligen Corp. 2.125% 6/1/21	875,000	1,926,300
Retrophin, Inc. 2.5% 9/15/25	1,325,000	1,156,063
Sarepta Therapeutics, Inc. 1.5% 11/15/24	3,381,000	5,984,772
		35,485,007
Health Care Equipment & Supplies - 0.5%
CONMED Corp. 2.625% 2/1/24 (a)	1,530,000	1,668,103
DexCom, Inc.:
0.75% 5/15/22	3,360,000	4,599,978
0.75% 12/1/23 (a)	3,975,000	4,191,381
Insulet Corp. 1.375% 11/15/24	1,780,000	2,371,813
Nevro Corp. 1.75% 6/1/21	550,000	554,125
NuVasive, Inc. 2.25% 3/15/21	1,915,000	2,157,840
Wright Medical Group NV 2.25% 11/15/21	1,700,000	2,574,799
Wright Medical Group, Inc. 1.625% 6/15/23 (a)	3,985,000	4,436,618
		22,554,657
Health Care Providers & Services - 0.1%
Molina Healthcare, Inc. 1.125% 1/15/20	402,000	1,397,975
WellPoint, Inc. 2.75% 10/15/42	1,280,000	4,920,800
		6,318,775
Health Care Technology - 0.1%
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)	1,403,000	1,338,271
Teladoc Health, Inc.:
1.375% 5/15/25	2,060,000	2,758,382
3% 12/15/22	1,693,000	2,603,956
		6,700,609
Life Sciences Tools & Services - 0.3%
Accelerate Diagnostics, Inc. 2.5% 3/15/23	2,260,000	1,766,309
Illumina, Inc.:
0% 8/15/23 (a)	3,596,000	3,834,235
0.5% 6/15/21	4,787,000	6,501,823
		12,102,367
Pharmaceuticals - 0.5%
Dermira, Inc. 3% 5/15/22	2,320,000	2,005,350
Innoviva, Inc.:
2.125% 1/15/23	905,000	920,043
2.5% 8/15/25	630,000	667,719
Isis Pharmaceuticals, Inc. 1% 11/15/21	3,071,000	3,671,828
Jazz Investments I Ltd.:
1.5% 8/15/24	5,100,000	4,819,298
1.875% 8/15/21	5,090,000	5,001,110
Pacira Biosciences, Inc. 2.375% 4/1/22	1,070,000	1,092,069
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23	2,160,000	2,029,802
The Medicines Co.:
2.75% 7/15/23	1,400,000	1,350,741
3.5% 1/15/24 (a)	1,027,000	1,620,734
Theravance Biopharma, Inc. 3.25% 11/1/23	1,237,000	1,045,265
		24,223,959
TOTAL HEALTH CARE		107,385,374
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	1,620,000	2,569,641
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2.5% 5/1/20	2,290,000	2,245,631
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23	2,090,000	1,805,865
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	2,347,000	2,251,376
Electrical Equipment - 0.1%
Fortive Corp. 0.875% 2/15/22 (a)	6,073,000	6,142,050
SolarCity Corp. 1.625% 11/1/19	145,000	135,272
		6,277,322
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (a)	2,215,000	3,154,991
Greenbrier Companies, Inc. 2.875% 2/1/24	871,000	822,122
Meritor, Inc. 3.25% 10/15/37	355,000	345,622
		4,322,735
Professional Services - 0.2%
FTI Consulting, Inc. 2% 8/15/23 (a)	8,251,000	8,787,315
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 5/1/24	1,130,000	1,203,962
TOTAL INDUSTRIALS		29,463,847
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.3%
Applied Optoelectronics, Inc. 5% 3/15/24 (a)	821,000	692,560
CalAmp Corp. 2% 8/1/25 (a)	1,070,000	821,760
InterDigital, Inc.:
1.5% 3/1/20	1,565,000	1,614,475
2% 6/1/24 (a)	1,470,000	1,484,582
Liberty Interactive LLC 1.75% 9/30/46 (a)	2,975,000	3,603,696
Lumentum Holdings, Inc. 0.25% 3/15/24	2,388,000	2,405,910
Viavi Solutions, Inc.:
1% 3/1/24	630,000	694,584
1.75% 6/1/23 (a)	750,000	821,775
		12,139,342
Electronic Equipment & Components - 0.1%
II-VI, Inc. 0.25% 9/1/22	630,000	620,854
Knowles Corp. 3.25% 11/1/21	1,095,000	1,207,895
TTM Technologies, Inc. 1.75% 12/15/20	1,000,000	1,062,562
		2,891,311
IT Services - 1.0%
Akamai Technologies, Inc. 0.125% 5/1/25	5,767,000	5,923,734
Carbonite, Inc. 2.5% 4/1/22	1,085,000	1,239,270
Euronet Worldwide, Inc. 0.75% 3/15/49 (a)	2,000,000	2,310,242
KBR, Inc. 2.5% 11/1/23 (a)	1,985,000	2,165,652
MongoDB, Inc. 0.75% 6/15/24 (a)	1,485,000	3,154,697
Okta, Inc. 0.25% 2/15/23	2,690,000	6,449,342
Perficient, Inc. 2.375% 9/15/23 (a)	600,000	617,518
Square, Inc.:
0.375% 3/1/22	909,000	2,463,935
0.5% 5/15/23 (a)	4,221,000	4,630,015
Twilio, Inc. 0.25% 6/1/23	2,766,000	5,395,429
Unisys Corp. 5.5% 3/1/21	1,290,000	1,572,559
Wix.com Ltd. 0% 7/1/23 (a)	7,781,000	9,355,704
		45,278,097
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. 2.125% 9/1/26	3,781,000	13,252,580
Cree, Inc. 0.875% 9/1/23 (a)	4,710,000	5,364,510
Cypress Semiconductor Corp.:
2% 2/1/23	840,000	908,292
4.5% 1/15/22	3,535,000	4,980,175
Inphi Corp.:
0.75% 9/1/21	1,150,000	1,212,688
1.125% 12/1/20	970,000	1,189,061
Intel Corp. 3.25% 8/1/39	1,389,000	3,005,754
Microchip Technology, Inc.:
1.625% 2/15/25	8,196,000	13,270,974
1.625% 2/15/27	11,084,000	12,087,210
2.25% 2/15/37	4,323,000	4,691,882
Micron Technology, Inc. 3.125% 5/1/32	1,078,000	3,521,696
Novellus Systems, Inc. 2.625% 5/15/41	926,000	4,970,037
NXP Semiconductors NV 1% 12/1/19	5,310,000	5,436,113
ON Semiconductor Corp.:
1% 12/1/20	3,766,000	4,276,464
1.625% 10/15/23	3,980,000	4,520,649
Rambus, Inc. 1.375% 2/1/23	840,000	798,294
Silicon Laboratories, Inc. 1.375% 3/1/22	321,000	375,169
Synaptics, Inc. 0.5% 6/15/22	1,185,000	1,041,952
Teradyne, Inc. 1.25% 12/15/23	3,348,000	4,916,990
		89,820,490
Software - 2.8%
8x8, Inc. 0.5% 2/1/24 (a)	760,000	859,278
Atlassian, Inc. 0.625% 5/1/23	4,870,000	7,980,435
Avaya Holdings Corp. 2.25% 6/15/23 (a)	3,150,000	2,812,962
Benefitfocus, Inc. 1.25% 12/15/23 (a)	1,715,000	1,552,343
Coupa Software, Inc. 0.375% 1/15/23 (a)	2,049,000	5,081,520
DocuSign, Inc. 0.5% 9/15/23 (a)	2,880,000	3,063,786
Everbridge, Inc. 1.5% 11/1/22	1,015,000	2,401,049
FireEye, Inc.:
0.875% 6/1/24 (a)	4,364,000	4,241,563
1.625% 6/1/35	3,650,000	3,421,687
Five9, Inc. 0.125% 5/1/23	1,840,000	2,546,928
Guidewire Software, Inc. 1.25% 3/15/25	1,960,000	2,155,716
HubSpot, Inc. 0.25% 6/1/22	2,005,000	3,761,486
j2 Global, Inc. 3.25% 6/15/29	1,895,000	2,534,963
LivePerson, Inc. 0.75% 3/1/24 (a)	4,646,000	4,691,302
New Relic, Inc. 0.5% 5/1/23	3,775,000	4,319,420
Nice Systems, Inc. 1.25% 1/15/24	2,230,000	3,844,639
Nuance Communications, Inc.:
1% 12/15/35	1,775,000	1,667,594
1.25% 4/1/25	672,000	673,356
Nutanix, Inc. 0% 1/15/23	6,228,000	5,922,728
Palo Alto Networks, Inc. 0.75% 7/1/23 (a)	7,116,000	7,359,633
Pluralsight, Inc. 0.375% 3/1/24 (a)	2,750,000	2,970,244
PROS Holdings, Inc.:
1% 5/15/24 (a)	1,480,000	1,594,851
2% 6/1/47	1,100,000	1,382,688
Q2 Holdings, Inc. 0.75% 2/15/23	1,350,000	1,854,212
Rapid7, Inc. 1.25% 8/1/23 (a)	1,250,000	1,764,825
RealPage, Inc. 1.5% 11/15/22	1,640,000	2,447,415
Red Hat, Inc. 0.25% 10/1/19	1,380,000	3,452,484
RingCentral, Inc. 0% 3/15/23	2,710,000	4,223,015
ServiceNow, Inc. 0% 6/1/22	5,262,000	10,356,017
Splunk, Inc.:
0.5% 9/15/23 (a)	6,285,000	6,559,609
1.125% 9/15/25 (a)	4,593,000	4,891,905
Verint Systems, Inc. 1.5% 6/1/21	1,550,000	1,686,255
Workday, Inc.:
0.25% 10/1/22	6,966,000	10,356,317
1.5% 7/15/20	1,039,000	2,602,836
Zendesk, Inc. 0.25% 3/15/23	2,855,000	4,188,338
		131,223,399
Technology Hardware, Storage & Peripherals - 0.2%
Electronics for Imaging, Inc. 2.25% 11/15/23 (a)	630,000	741,919
Pure Storage, Inc. 0.125% 4/15/23	2,880,000	2,751,976
Western Digital Corp. 1.5% 2/1/24 (a)	7,447,000	6,369,114
		9,863,009
TOTAL INFORMATION TECHNOLOGY		291,215,648
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.75% 7/1/22	1,165,000	1,913,513
Cleveland-Cliffs, Inc. 1.5% 1/15/25	1,413,000	1,749,194
Endeavour Mining Corp. 3% 2/15/23 (a)	2,410,000	2,278,896
Royal Gold, Inc. 2.875% 6/15/19	1,320,000	1,318,418
SSR Mining, Inc.:
2.5% 4/1/39 (a)	1,411,000	1,364,261
2.875% 2/1/33	1,950,000	1,926,844
		10,551,126
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Starwood Waypoint Homes 3.5% 1/15/22	1,000,000	1,183,341
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.125% 10/1/35 (a)	1,520,000	1,805,950
Redfin Corp. 1.75% 7/15/23	1,600,000	1,404,688
		3,210,638
TOTAL REAL ESTATE		4,393,979
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	1,705,000	1,668,489
NRG Energy, Inc. 2.75% 6/1/48 (a)	4,977,000	5,140,319
		6,808,808

TOTAL CONVERTIBLE BONDS		638,722,938

Nonconvertible Bonds - 1.5%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
Viacom, Inc. 6.25% 2/28/57 (b)	5,335,000	5,428,363
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (a)	3,865,000	4,164,538
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	5,968,000	6,303,700
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. 8% 12/15/22 (a)	1,285,000	896,288
Southwestern Energy Co. 4.1% 3/15/22	4,990,000	4,752,975
		5,649,263
FINANCIALS - 0.9%
Banks - 0.1%
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 3.204% 8/1/28 (b)(c)	4,500,000	4,095,000
Capital Markets - 0.3%
Chase Capital III 3 month U.S. LIBOR + 0.550% 3.1761% 3/1/27 (b)(c)	4,500,000	4,117,500
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 3.518% 5/15/47 (b)(c)	14,500,000	11,382,500
		15,500,000
Consumer Finance - 0.1%
Ally Financial, Inc. 8% 11/1/31	2,985,000	3,742,444
Diversified Financial Services - 0.4%
Avolon Holdings Funding Ltd. 5.25% 5/15/24 (a)	1,385,000	1,438,738
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(b)(c)	16,050,000	11,556,000
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (a)	1,965,000	2,043,600
5.5% 2/15/24 (a)	1,000,000	1,048,310
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,250,000	1,345,250
		17,431,898
TOTAL FINANCIALS		40,769,342
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	1,130,000	1,141,300
MATERIALS - 0.1%
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (a)	1,230,000	1,208,475
Containers & Packaging - 0.0%
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,000,000	1,125,000
TOTAL MATERIALS		2,333,475
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 4.6593% 10/1/66 (b)(c)	4,950,000	4,108,500

TOTAL NONCONVERTIBLE BONDS		69,898,481

TOTAL CORPORATE BONDS
(Cost $673,588,324)		708,621,419
	Shares	Value

Common Stocks - 64.0%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,360,300	41,597,974
Verizon Communications, Inc.	624,900	33,963,315
		75,561,289
Entertainment - 0.2%
The Walt Disney Co.	71,700	9,467,268
Media - 0.6%
Comcast Corp. Class A	395,600	16,219,600
Interpublic Group of Companies, Inc.	421,200	8,937,864
		25,157,464

TOTAL COMMUNICATION SERVICES		110,186,021

CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 1.9%
Hilton Grand Vacations, Inc. (d)	106,900	2,717,398
Marriott International, Inc. Class A	60,100	7,502,884
McDonald's Corp.	352,000	69,791,040
Royal Caribbean Cruises Ltd.	96,800	11,786,368
		91,797,690
Specialty Retail - 0.9%
Lowe's Companies, Inc.	277,200	25,857,216
The Home Depot, Inc.	84,300	16,004,355
		41,861,571
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	29,900	2,547,181
Rattler Midstream LP	60,700	1,136,304
		3,683,485

TOTAL CONSUMER DISCRETIONARY		137,342,746

CONSUMER STAPLES - 11.1%
Beverages - 2.5%
Diageo PLC	145,700	6,128,365
Keurig Dr. Pepper, Inc.	181,500	5,116,485
PepsiCo, Inc.	808,600	103,500,800
		114,745,650
Food & Staples Retailing - 2.0%
Walmart, Inc.	907,500	92,056,800
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	44,400	6,928,176
The J.M. Smucker Co.	79,300	9,639,708
The Kraft Heinz Co.	239,300	6,616,645
		23,184,529
Household Products - 3.1%
Kimberly-Clark Corp.	216,200	27,649,818
Procter & Gamble Co.	1,143,258	117,652,681
		145,302,499
Personal Products - 0.9%
Unilever NV (NY Reg.)	735,100	44,194,212
Tobacco - 2.1%
Altria Group, Inc.	868,500	42,608,610
British American Tobacco PLC sponsored ADR	433,809	15,040,158
Philip Morris International, Inc.	517,900	39,945,627
		97,594,395

TOTAL CONSUMER STAPLES		517,078,085

ENERGY - 5.6%
Energy Equipment & Services - 0.0%
Hess Midstream Partners LP	67,900	1,310,470
Oil, Gas & Consumable Fuels - 5.6%
Andeavor Logistics LP	23,300	812,704
Black Stone Minerals LP	97,000	1,584,010
BP PLC	820,400	5,558,841
Brigham Minerals, Inc. Class A	44,200	907,426
Cheniere Energy, Inc. (d)	85,900	5,427,162
Chevron Corp.	192,100	21,870,585
ConocoPhillips Co.	336,200	19,822,352
Delek Logistics Partners LP	52,800	1,617,264
Energy Transfer Equity LP	1,041,704	14,313,013
Enterprise Products Partners LP	629,000	17,542,810
EQM Midstream Partners LP	70,533	3,039,972
Equitrans Midstream Corp.	160,500	3,187,530
Exxon Mobil Corp.	705,900	49,956,543
Golar LNG Partners LP	168,300	1,890,009
Magellan Midstream Partners LP	111,000	6,826,500
MPLX LP	336,100	10,277,938
Noble Midstream Partners LP	101,400	3,067,350
Phillips 66 Co.	310,700	25,104,560
Phillips 66 Partners LP	84,600	4,059,108
Plains All American Pipeline LP	215,700	4,876,977
Suncor Energy, Inc.	381,600	11,759,130
Sunoco Logistics Partners, LP	37,700	1,129,492
Tallgrass Energy GP LP	72,500	1,724,775
Targa Resources Corp.	89,300	3,434,478
The Williams Companies, Inc.	192,312	5,073,191
Valero Energy Corp.	271,600	19,120,640
Viper Energy Partners LP	135,900	3,805,200
Western Midstream Partners LP	320,105	9,343,865
		257,133,425

TOTAL ENERGY		258,443,895

FINANCIALS - 3.7%
Banks - 1.5%
Bank of America Corp.	430,100	11,440,660
Huntington Bancshares, Inc.	408,700	5,170,055
JPMorgan Chase & Co.	107,200	11,358,912
M&T Bank Corp.	33,500	5,346,600
SunTrust Banks, Inc.	332,600	19,959,326
Wells Fargo & Co.	299,800	13,302,126
		66,577,679
Capital Markets - 0.8%
BlackRock, Inc. Class A	60,300	25,058,268
KKR & Co. LP	246,000	5,480,880
The Blackstone Group LP	168,500	6,377,725
		36,916,873
Diversified Financial Services - 0.0%
Kimbell Royalty Partners LP	83,700	1,415,367
Insurance - 1.4%
Chubb Ltd.	149,500	21,837,465
Marsh & McLennan Companies, Inc.	87,700	8,384,120
MetLife, Inc.	132,300	6,113,583
The Travelers Companies, Inc.	199,700	29,070,329
		65,405,497

TOTAL FINANCIALS		170,315,416

HEALTH CARE - 8.4%
Biotechnology - 2.0%
Amgen, Inc.	557,900	93,001,930
Health Care Equipment & Supplies - 0.7%
Alcon, Inc. (d)	42,700	2,484,286
Becton, Dickinson & Co.	125,200	29,226,688
		31,710,974
Health Care Providers & Services - 0.7%
Cigna Corp.	30,800	4,559,016
UnitedHealth Group, Inc.	109,000	26,356,200
		30,915,216
Pharmaceuticals - 5.0%
AstraZeneca PLC sponsored ADR	460,900	17,228,442
Bristol-Myers Squibb Co.	840,000	38,110,800
Eli Lilly & Co.	95,600	11,083,864
Johnson & Johnson	939,244	123,181,851
Roche Holding AG (participation certificate)	104,600	27,473,413
Sanofi SA sponsored ADR	435,200	17,595,136
		234,673,506

TOTAL HEALTH CARE		390,301,626

INDUSTRIALS - 3.4%
Aerospace & Defense - 1.2%
General Dynamics Corp.	61,500	9,890,430
Northrop Grumman Corp.	51,900	15,738,675
United Technologies Corp.	230,500	29,112,150
		54,741,255
Electrical Equipment - 0.4%
Eaton Corp. PLC	254,800	18,980,052
Industrial Conglomerates - 1.0%
3M Co.	257,800	41,183,550
General Electric Co.	756,200	7,138,528
		48,322,078
Machinery - 0.1%
Pentair PLC	67,200	2,339,904
Professional Services - 0.1%
Equifax, Inc.	52,500	6,347,250
Road & Rail - 0.6%
Norfolk Southern Corp.	135,400	26,421,956

TOTAL INDUSTRIALS		157,152,495

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 2.8%
Cisco Systems, Inc.	2,477,600	128,909,517
IT Services - 1.2%
Amdocs Ltd.	203,300	12,080,086
Euronet Worldwide, Inc. (d)	13,276	2,058,311
Paychex, Inc.	397,700	34,118,683
Visa, Inc. Class A	40,000	6,453,200
		54,710,280
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	126,900	11,187,504
Qualcomm, Inc.	54,900	3,668,418
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	88,400	3,390,140
		18,246,062
Software - 1.0%
Microsoft Corp.	367,100	45,402,928
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	123,200	21,568,624

TOTAL INFORMATION TECHNOLOGY		268,837,411

MATERIALS - 1.8%
Chemicals - 1.8%
Dow, Inc. (d)	471,772	22,060,059
DowDuPont, Inc.	1,415,317	43,195,475
LyondellBasell Industries NV Class A	249,800	18,547,650
		83,803,184
REAL ESTATE - 16.1%
Equity Real Estate Investment Trusts (REITs) - 16.0%
Acadia Realty Trust (SBI)	316,700	8,661,745
Agree Realty Corp.	111,400	7,458,230
Alexandria Real Estate Equities, Inc.	207,600	30,394,716
American Tower Corp.	260,400	54,363,708
Americold Realty Trust	245,900	7,696,670
AvalonBay Communities, Inc.	172,040	34,925,840
Boston Properties, Inc.	221,496	28,978,322
Braemar Hotels & Resorts, Inc.	125,755	1,312,882
CareTrust (REIT), Inc.	356,500	8,666,515
Cedar Realty Trust, Inc.	614,270	1,738,384
Clipper Realty, Inc.	339,785	4,339,054
Corrections Corp. of America	157,700	3,453,630
Crown Castle International Corp.	46,400	6,032,464
CubeSmart	704,500	23,755,740
DDR Corp.	751,300	9,594,101
Digital Realty Trust, Inc.	101,800	11,983,896
Douglas Emmett, Inc.	288,066	11,606,179
Duke Realty Corp.	540,600	16,266,654
Equinix, Inc.	105,900	51,445,161
Equity Lifestyle Properties, Inc.	160,837	19,567,429
Equity Residential (SBI)	271,815	20,812,875
Essex Property Trust, Inc.	82,192	23,978,694
Extra Space Storage, Inc.	109,900	11,776,884
Four Corners Property Trust, Inc.	338,600	9,738,136
Healthcare Realty Trust, Inc.	635,200	20,478,848
Highwoods Properties, Inc. (SBI)	306,800	13,456,248
Invitation Homes, Inc.	331,500	8,496,345
National Retail Properties, Inc.	388,400	20,791,052
Outfront Media, Inc.	395,700	9,754,005
Prologis, Inc.	693,977	51,125,286
Public Storage	28,163	6,699,414
RLJ Lodging Trust	697,700	11,979,509
Simon Property Group, Inc.	153,315	24,850,828
Spirit Realty Capital, Inc.	258,160	11,013,106
Sunstone Hotel Investors, Inc.	577,800	7,754,076
Taubman Centers, Inc.	302,200	13,405,592
Terreno Realty Corp.	237,753	10,867,690
UDR, Inc.	537,300	24,060,294
Urban Edge Properties	484,457	8,356,883
Ventas, Inc.	475,539	30,577,158
VEREIT, Inc.	1,403,600	12,463,968
VICI Properties, Inc.	635,300	14,090,954
Washington REIT (SBI)	155,400	4,135,194
Welltower, Inc.	268,896	21,839,733
Weyerhaeuser Co.	399,400	9,106,320
		743,850,412
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (d)	23,800	2,447,592

TOTAL REAL ESTATE		746,298,004

UTILITIES - 2.8%
Electric Utilities - 1.7%
Exelon Corp.	586,300	28,189,304
NextEra Energy, Inc.	40,000	7,928,400
Vistra Energy Corp.	459,700	10,830,532
Xcel Energy, Inc.	512,700	29,398,218
		76,346,454
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	34,300	1,517,775
NRG Energy, Inc.	266,700	9,078,468
		10,596,243
Multi-Utilities - 0.9%
Ameren Corp.	403,100	29,563,354
WEC Energy Group, Inc.	154,000	12,404,700
		41,968,054

TOTAL UTILITIES		128,910,751

TOTAL COMMON STOCKS
(Cost $2,479,197,702)		2,968,669,634

Preferred Stocks - 7.5%
Convertible Preferred Stocks - 3.1%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd. 4.875%	106,200	10,363,257
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. Series A, 6.00%	2,000	39,980
FINANCIALS - 0.8%
Banks - 0.8%
Bank of America Corp. Series L, 7.25%	11,545	15,390,178
Wells Fargo & Co. 7.50%	15,318	20,326,986
		35,717,164
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. Series A, 6.125%	236,400	13,739,568
Danaher Corp. 4.75%	9,000	9,438,300
		23,177,868
INDUSTRIALS - 0.4%
Electrical Equipment - 0.1%
Fortive Corp. Series A, 5.00%	6,290	6,205,152
Machinery - 0.2%
Colfax Corp. 5.75%	24,200	2,805,846
Rexnord Corp. Series A, 5.75%	29,600	1,625,885
Stanley Black & Decker, Inc. 5.375%	33,400	3,128,244
		7,559,975
Trading Companies & Distributors - 0.1%
Avantor, Inc. Series A 6.25%	92,000	5,645,120
TOTAL INDUSTRIALS		19,410,247
MATERIALS - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances, Inc. 6.00%	78,200	4,042,611
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle International Corp. Series A, 6.875%	9,580	11,324,387
QTS Realty Trust, Inc. 6.50%	8,500	945,030
		12,269,417
UTILITIES - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 6.125%	36,000	1,895,040
NextEra Energy, Inc. 6.123%	112,100	7,124,444
Vistra Energy Corp. 7.00%	129,940	12,448,252
		21,467,736
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	8,500	433,075
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.:
2.00% ZENS (d)	81,375	3,844,969
Series B, 7.00%	42,800	2,142,140
Dominion Resources, Inc. Series A, 6.75%	72,000	3,556,080
DTE Energy Co. 6.50%	12,500	696,125
Sempra Energy:
6.75%	4,300	469,560
Series A, 6.00%	59,200	6,455,746
		17,164,620
Water Utilities - 0.0%
Aqua America, Inc. 6.00%	44,000	2,435,400
TOTAL UTILITIES		41,500,831

TOTAL CONVERTIBLE PREFERRED STOCKS		146,521,375

Nonconvertible Preferred Stocks - 4.4%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 5.35%	140,000	3,612,000
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer Partners LP Series C, 7.375%	53,100	1,239,354
FINANCIALS - 2.8%
Banks - 2.5%
Bank of America Corp.:
6.00%	10,000	265,300
Series GG, 6.00%	362,500	9,602,625
Series HH 5.875%	246,104	6,457,769
BB&T Corp.:
5.625%	110,414	2,836,536
5.85%	332,339	8,411,500
Series E, 5.625%	99,687	2,501,147
Series F, 5.20%	208,892	5,161,721
Series G, 5.20%	142,185	3,523,344
BOK Financial Corp. 5.375%	26,952	699,404
Citigroup, Inc. Series K, 6.875%	15,000	408,150
First Tennessee Bank NA adj. rate (a)	12,500	9,000,000
JPMorgan Chase & Co.:
Series BB 6.15%	20,000	521,400
Series DD, 5.75%	357,100	9,406,014
Series EE 6.00%	140,000	3,718,400
Series Y, 6.125%	33,040	847,806
PNC Financial Services Group, Inc.:
Series P, 6.125%	80,086	2,137,495
Series Q, 5.375%	97,599	2,452,185
Regions Financial Corp. 5.75% (d)	56,000	1,421,840
U.S. Bancorp:
Series A, 3.50%	15,865	12,692,000
Series F, 6.50%	60,000	1,613,400
Series H, 5.15%	23,000	575,920
Series K, 5.50%	51,000	1,334,160
Wells Fargo & Co.:
5.20%	10,000	249,500
5.70%	63,200	1,615,898
5.85%	325,751	8,348,998
Class A 5.125%	20,000	497,400
Series P, 5.25%	175,000	4,362,750
Series X, 5.50%	420,742	10,657,395
Series Y, 5.625%	55,000	1,396,505
		112,716,562
Capital Markets - 0.2%
Bank of New York Mellon Corp. 5.20%	67,000	1,682,370
Northern Trust Corp. Series C, 5.85%	61,161	1,588,351
Oaktree Capital Group LLC:
6.55%	40,000	1,014,800
Series A, 6.625%	34,871	890,257
State Street Corp.:
6.00%	126,000	3,187,800
Series C, 5.25%	79,683	1,987,294
		10,350,872
Insurance - 0.1%
Allstate Corp.	25,174	635,895
Allstate Corp.:
Series A, 5.625%	45,094	1,145,388
Series D, 6.625%	4,245	112,280
Hartford Financial Services Group, Inc. Series G, 6.00%	45,000	1,184,400
MetLife, Inc. 5.625%	27,000	703,620
Prudential Financial, Inc.:
5.625%	10,000	264,000
5.70%	11,200	281,344
5.75%	13,000	328,510
W.R. Berkley Corp. 5.70%	10,000	253,072
		4,908,509
TOTAL FINANCIALS		127,975,943
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,044,463
Trading Companies & Distributors - 0.1%
Air Lease Corp. 6.15%	125,000	3,318,750
TOTAL INDUSTRIALS		4,363,213
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Boston Properties, Inc. 5.25%	72,339	1,799,794
National Retail Properties, Inc.:
Series E, 5.70%	63,635	1,612,511
Series F, 5.20%	30,000	731,400
Public Storage:
Series C, 5.125%	58,299	1,467,969
Series D, 4.95%	12,700	312,674
Series E, 4.90%	363,535	8,895,701
Series F, 5.15%	5,298	133,139
Series G, 5.05%	39,937	996,828
Series V, 5.375%	229,533	5,781,936
Series W, 5.20%	191,727	4,789,340
Series X, 5.20%	19,400	482,090
Vornado Realty Trust Series M, 5.25%	32,700	783,492
		27,786,874
UTILITIES - 0.8%
Electric Utilities - 0.5%
Duke Energy Corp.:
5.625%	145,000	3,871,500
5.75%	12,000	317,400
Entergy Louisiana LLC:
4.70%	6,000	148,860
4.875%	11,100	279,276
5.25%	4,819	123,415
Entergy Mississippi, Inc. 4.90%	12,778	325,200
Entergy, Inc.:
0.00%	3,100	79,577
0.00%	10,000	261,264
4.875%	11,200	283,584
NextEra Energy Capital Holdings, Inc.:
5.65% (d)	6,000	155,580
Series I, 5.125%	188,307	4,632,352
Series J, 5.00%	15,000	366,450
Series K, 5.25%	40,000	1,035,600
Southern Co.:
5.25%	109,600	2,821,104
5.25%	201,487	5,075,458
6.25%	110,053	2,871,283
		22,647,903
Multi-Utilities - 0.3%
CMS Energy Corp.:
5.625%	103,258	2,716,718
5.875%	52,230	1,403,942
5.875%	6,000	155,220
Dominion Resources, Inc. Series A, 5.25%	141,984	3,646,149
DTE Energy Co.:
5.25%	20,110	507,778
6.00%	25,000	658,750
Series B, 5.375%	82,324	2,148,656
Series E, 5.25%	100,000	2,559,000
Integrys Energy Group, Inc. 0.00%	48,019	1,243,692
		15,039,905
TOTAL UTILITIES		37,687,808

TOTAL NONCONVERTIBLE PREFERRED STOCKS		202,665,192

TOTAL PREFERRED STOCKS
(Cost $328,479,848)		349,186,567
	Principal Amount	Value

Bank Loan Obligations - 1.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6796% 8/19/23 (b)(c)	493,734	480,468
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 2/21/25 (b)(c)	500,000	496,965
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8% 4/26/24 (b)(c)	1,255,752	1,253,869
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (b)(c)	3,726,511	3,651,049
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.7331% 5/14/22 (b)(c)	2,115,383	2,067,786
3 month U.S. LIBOR + 3.250% 5.7331% 5/14/22 (b)(c)	327,769	320,395
		7,790,064
Hotels, Restaurants & Leisure - 0.2%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 2/1/24 (b)(c)	9,771,087	9,531,695
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 9/25/24 (b)(c)	8,671,437	8,424,821

TOTAL CONSUMER DISCRETIONARY		25,746,580

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.5852% 5/31/24 (b)(c)	992,500	952,800
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1781% 12/31/22 (b)(c)	3,650,000	3,464,471
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7453% 3/1/25 (b)(c)	850,749	843,569
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.5%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 2/27/25 (b)(c)	21,330,946	21,104,411
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.101% 6/13/24 (b)(c)	467,943	457,789
TOTAL BANK LOAN OBLIGATIONS
(Cost $53,890,854)		53,050,088

Preferred Securities - 7.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (b)(e)	1,900,000	1,917,173
Energy Transfer Partners LP 6.25% (b)(e)	2,320,000	2,176,757
Summit Midstream Partners LP 9.5% (b)(e)	1,000,000	953,846
		5,047,776
FINANCIALS - 6.8%
Banks - 6.3%
Bank of America Corp.:
5.2% (b)(e)	24,000,000	24,864,000
5.875% (b)(e)	22,000,000	22,971,354
6.1% (b)(e)	12,120,000	13,137,448
6.25% (b)(e)	14,575,000	15,798,508
6.3% (b)(e)	1,250,000	1,386,512
Barclays PLC:
6.625% (b)(e)	1,000,000	1,008,866
7.75% (b)(e)	1,000,000	1,018,927
7.875% (Reg. S) (b)(e)	4,000,000	4,186,766
8% (b)(e)	5,500,000	5,684,666
Citigroup, Inc.:
5.35% (b)(e)	2,000,000	1,989,963
5.9% (b)(e)	8,595,000	8,969,538
5.95% (b)(e)	11,750,000	12,178,859
5.95% (b)(e)	7,000,000	7,218,559
6.25% (b)(e)	7,000,000	7,609,708
6.3% (b)(e)	1,000,000	1,034,770
Huntington Bancshares, Inc. 5.7% (b)(e)	500,000	498,915
JPMorgan Chase & Co.:
4.625% (b)(e)	500,000	472,341
5% (b)(e)	20,000,000	20,342,127
5.15% (b)(e)	11,765,000	11,952,514
5.3% (b)(e)	12,585,000	12,798,500
6% (b)(e)	8,000,000	8,511,116
6.1% (b)(e)	14,000,000	14,999,413
6.125% (b)(e)	7,000,000	7,420,736
6.75% (b)(e)	10,000,000	11,210,957
Lloyds Banking Group PLC 7.5% (b)(e)	2,000,000	2,076,902
PNC Financial Services Group, Inc.:
4.85% (b)(e)	490,000	501,883
5% (b)(e)	230,000	231,256
6.75% (b)(e)	3,500,000	3,783,940
Royal Bank of Scotland Group PLC:
7.5% (b)(e)	7,000,000	7,219,909
8.625% (b)(e)	3,000,000	3,209,776
U.S. Bancorp:
5.125% (b)(e)	3,050,000	3,162,532
5.3% (b)(e)	1,500,000	1,570,239
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 3.7438% (a)(b)(c)(e)	7,000,000	6,036,714
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(c)(e)	9,486,000	9,534,073
Wells Fargo & Co.:
5.875% (b)(e)	10,650,000	11,578,737
5.9% (b)(e)	25,000,000	26,399,519
		292,570,543
Capital Markets - 0.4%
Bank of New York Mellon Corp.:
4.625% (b)(e)	2,000,000	1,990,489
4.95% (b)(e)	2,250,000	2,322,374
Charles Schwab Corp.:
4.625% (b)(e)	250,000	252,913
5% (b)(e)	200,000	199,999
7% (b)(e)	1,000,000	1,103,204
E*TRADE Financial Corp. 5.3% (b)(e)	1,500,000	1,464,351
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (b)(c)(e)	4,694,000	3,735,120
Goldman Sachs Group, Inc. 5.3% (b)(e)	2,000,000	2,051,337
Northern Trust Corp. 4.6% (b)(e)	1,785,000	1,797,917
State Street Corp. 5.25% (b)(e)	1,750,000	1,809,199
		16,726,903
Insurance - 0.1%
MetLife, Inc.:
5.25% (b)(e)	7,000,000	7,230,865
5.875% (b)(e)	200,000	209,866
		7,440,731

TOTAL FINANCIALS		316,738,177

INDUSTRIALS - 0.8%
Industrial Conglomerates - 0.8%
General Electric Co. 5% (b)(e)	40,636,000	38,749,541
UTILITIES - 0.1%
Multi-Utilities - 0.1%
NiSource, Inc. 5.65% (b)(e)	1,800,000	1,840,134
TOTAL PREFERRED SECURITIES
(Cost $351,932,403)		362,375,628
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 2.41% (f)
(Cost $199,499,463)	199,464,762	199,504,655
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,086,588,594)		4,641,407,991
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,110,215
NET ASSETS - 100%		$4,642,518,206

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $250,564,331 or 5.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,812,064
Fidelity Securities Lending Cash Central Fund	57,618
Total	$1,869,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$113,798,021	$113,798,021	$--	$--
Consumer Discretionary	137,342,746	137,342,746	--	--
Consumer Staples	527,441,342	510,949,720	16,491,622	--
Energy	259,723,229	254,124,408	5,598,821	--
Financials	334,008,523	289,291,359	44,717,164	--
Health Care	413,479,494	362,828,213	50,651,281	--
Industrials	180,925,955	161,515,708	19,410,247	--
Information Technology	268,837,411	268,837,411	--	--
Materials	87,845,795	83,803,184	4,042,611	--
Real Estate	786,354,295	774,084,878	12,269,417	--
Utilities	208,099,390	168,486,392	39,612,998	--
Corporate Bonds	708,621,419	--	708,621,419	--
Bank Loan Obligations	53,050,088	--	53,050,088	--
Preferred Securities	362,375,628	--	362,375,628	--
Money Market Funds	199,504,655	199,504,655	--	--
Total Investments in Securities:	$4,641,407,991	$3,324,566,695	$1,316,841,296	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	0.6%
BBB	7.2%
BB	4.0%
B	2.7%
CCC,CC,C	0.2%
Not Rated	9.5%
Equities	71.5%
Short-Term Investments and Net Other Assets	4.3%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,887,089,131)	$4,441,903,336
Fidelity Central Funds (cost $199,499,463)	199,504,655
Total Investment in Securities (cost $4,086,588,594)		$4,641,407,991
Foreign currency held at value (cost $7)		7
Receivable for investments sold		7,469,103
Receivable for fund shares sold		3,939,306
Dividends receivable		9,396,054
Interest receivable		3,523,802
Distributions receivable from Fidelity Central Funds		387,107
Prepaid expenses		1,141
Other receivables		55,355
Total assets		4,666,179,866
Liabilities
Payable to custodian bank	$996,876
Payable for investments purchased	15,031,690
Payable for fund shares redeemed	4,235,490
Accrued management fee	2,120,590
Distribution and service plan fees payable	495,937
Other affiliated payables	712,810
Other payables and accrued expenses	68,267
Total liabilities		23,661,660
Net Assets		$4,642,518,206
Net Assets consist of:
Paid in capital		$4,046,778,964
Total distributable earnings (loss)		595,739,242
Net Assets		$4,642,518,206
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($591,336,464 ÷ 40,586,791 shares)(a)		$14.57
Maximum offering price per share (100/94.25 of $14.57)		$15.46
Class M:
Net Asset Value and redemption price per share ($254,359,202 ÷ 17,470,999 shares)(a)		$14.56
Maximum offering price per share (100/96.50 of $14.56)		$15.09
Class C:
Net Asset Value and offering price per share ($306,022,224 ÷ 21,108,521 shares)(a)		$14.50
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($2,920,645,469 ÷ 199,106,779 shares)		$14.67
Class I:
Net Asset Value, offering price and redemption price per share ($513,808,646 ÷ 35,125,261 shares)		$14.63
Class Z:
Net Asset Value, offering price and redemption price per share ($56,346,201 ÷ 3,850,782 shares)		$14.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$68,007,055
Interest		8,861,226
Income from Fidelity Central Funds		1,869,682
Total income		78,737,963
Expenses
Management fee	$12,337,606
Transfer agent fees	3,624,535
Distribution and service plan fees	2,985,915
Accounting and security lending fees	532,089
Custodian fees and expenses	45,684
Independent trustees' fees and expenses	9,746
Registration fees	91,507
Audit	49,827
Legal	7,318
Miscellaneous	17,759
Total expenses before reductions	19,701,986
Expense reductions	(98,961)
Total expenses after reductions		19,603,025
Net investment income (loss)		59,134,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,464,866
Fidelity Central Funds	(1,074)
Foreign currency transactions	9,248
Total net realized gain (loss)		32,473,040
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,060,195
Fidelity Central Funds	1,074
Assets and liabilities in foreign currencies	(2,339)
Total change in net unrealized appreciation (depreciation)		1,058,930
Net gain (loss)		33,531,970
Net increase (decrease) in net assets resulting from operations		$92,666,908

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,134,938	$132,833,806
Net realized gain (loss)	32,473,040	223,744,831
Change in net unrealized appreciation (depreciation)	1,058,930	(236,142,409)
Net increase (decrease) in net assets resulting from operations	92,666,908	120,436,228
Distributions to shareholders	(255,438,706)	(366,851,468)
Share transactions - net increase (decrease)	206,622,211	(412,705,165)
Total increase (decrease) in net assets	43,850,413	(659,120,405)
Net Assets
Beginning of period	4,598,667,793	5,257,788,198
End of period	$4,642,518,206	$4,598,667,793

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Dividend & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.18	$15.92	$14.63	$14.04	$15.46	$14.02
Income from Investment Operations
Net investment income (loss)A	.18	.40	.37	.38	.35	.39B
Net realized and unrealized gain (loss)	.05	(.02)	1.61	.84	(.51)	1.60
Total from investment operations	.23	.38	1.98	1.22	(.16)	1.99
Distributions from net investment income	(.19)	(.38)C	(.38)C	(.35)	(.35)	(.34)C
Distributions from net realized gain	(.65)	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(.84)	(1.12)D	(.69)	(.63)	(1.26)	(.55)
Net asset value, end of period	$14.57	$15.18	$15.92	$14.63	$14.04	$15.46
Total ReturnE,F,G	2.05%	2.50%	13.96%	9.07%	(.95)%	14.63%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.00%	1.01%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	1.00%J	1.00%	1.01%	1.02%	1.02%	1.03%
Expenses net of all reductions	1.00%J	1.00%	1.01%	1.02%	1.02%	1.02%
Net investment income (loss)	2.43%J	2.62%	2.41%	2.67%	2.43%	2.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$591,336	$559,334	$619,704	$701,171	$632,817	$648,239
Portfolio turnover rateK	51%J	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.12 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.732 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.17	$15.90	$14.62	$14.03	$15.45	$14.02
Income from Investment Operations
Net investment income (loss)A	.16	.36	.33	.34	.31	.35B
Net realized and unrealized gain (loss)	.05	(.01)	1.61	.84	(.50)	1.60
Total from investment operations	.21	.35	1.94	1.18	(.19)	1.95
Distributions from net investment income	(.17)	(.35)C	(.34)C	(.31)	(.31)	(.31)C
Distributions from net realized gain	(.65)	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(.82)	(1.08)	(.66)D	(.59)	(1.23)E	(.52)
Net asset value, end of period	$14.56	$15.17	$15.90	$14.62	$14.03	$15.45
Total ReturnF,G,H	1.92%	2.31%	13.64%	8.80%	(1.22)%	14.28%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.25%K	1.25%	1.26%	1.27%	1.28%	1.28%
Expenses net of fee waivers, if any	1.25%K	1.25%	1.26%	1.27%	1.28%	1.28%
Expenses net of all reductions	1.25%K	1.25%	1.26%	1.27%	1.27%	1.28%
Net investment income (loss)	2.18%K	2.37%	2.16%	2.41%	2.18%	2.42%B
Supplemental Data
Net assets, end of period (000 omitted)	$254,359	$247,182	$263,012	$251,600	$223,424	$226,563
Portfolio turnover rateL	51%K	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.344 and distributions from net realized gain of $.311 per share.

 E Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.10	$15.83	$14.56	$13.98	$15.39	$13.97
Income from Investment Operations
Net investment income (loss)A	.12	.28	.25	.27	.24	.28B
Net realized and unrealized gain (loss)	.06	(.01)	1.60	.83	(.50)	1.59
Total from investment operations	.18	.27	1.85	1.10	(.26)	1.87
Distributions from net investment income	(.13)	(.26)C	(.27)C	(.24)	(.24)	(.24)C
Distributions from net realized gain	(.65)	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(.78)	(1.00)D	(.58)	(.52)	(1.15)	(.45)
Net asset value, end of period	$14.50	$15.10	$15.83	$14.56	$13.98	$15.39
Total ReturnE,F,G	1.69%	1.76%	13.05%	8.22%	(1.65)%	13.72%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.76%J	1.76%	1.76%	1.78%	1.78%	1.79%
Expenses net of fee waivers, if any	1.76%J	1.76%	1.76%	1.78%	1.78%	1.79%
Expenses net of all reductions	1.75%J	1.75%	1.76%	1.77%	1.78%	1.78%
Net investment income (loss)	1.68%J	1.86%	1.66%	1.91%	1.67%	1.92%B
Supplemental Data
Net assets, end of period (000 omitted)	$306,022	$349,003	$422,221	$392,853	$348,111	$351,654
Portfolio turnover rateK	51%J	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.00 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.732 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.27	$16.01	$14.72	$14.12	$15.54	$14.09
Income from Investment Operations
Net investment income (loss)A	.20	.44	.41	.42	.39	.43B
Net realized and unrealized gain (loss)	.06	(.02)	1.62	.85	(.51)	1.61
Total from investment operations	.26	.42	2.03	1.27	(.12)	2.04
Distributions from net investment income	(.21)	(.43)C	(.42)C	(.39)	(.39)	(.38)C
Distributions from net realized gain	(.65)	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(.86)	(1.16)	(.74)D	(.67)	(1.30)	(.59)
Net asset value, end of period	$14.67	$15.27	$16.01	$14.72	$14.12	$15.54
Total ReturnE,F	2.25%	2.78%	14.21%	9.39%	(.68)%	14.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.71%	.73%	.75%	.76%	.74%
Expenses net of fee waivers, if any	.72%I	.71%	.73%	.75%	.75%	.74%
Expenses net of all reductions	.71%I	.71%	.73%	.75%	.75%	.74%
Net investment income (loss)	2.72%I	2.91%	2.69%	2.94%	2.70%	2.96%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,920,645	$2,903,986	$3,294,527	$3,314,523	$2,833,413	$2,920,815
Portfolio turnover rateJ	51%I	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.23	$15.97	$14.69	$14.09	$15.51	$14.07
Income from Investment Operations
Net investment income (loss)A	.20	.44	.41	.42	.39	.43B
Net realized and unrealized gain (loss)	.06	(.02)	1.61	.85	(.51)	1.60
Total from investment operations	.26	.42	2.02	1.27	(.12)	2.03
Distributions from net investment income	(.21)	(.42)C	(.42)C	(.38)	(.39)	(.38)C
Distributions from net realized gain	(.65)	(.73)C	(.31)C	(.28)	(.91)	(.21)C
Total distributions	(.86)	(1.16)D	(.74)E	(.67)F	(1.30)	(.59)
Net asset value, end of period	$14.63	$15.23	$15.97	$14.69	$14.09	$15.51
Total ReturnG,H	2.25%	2.76%	14.17%	9.39%	(.69)%	14.87%
Ratios to Average Net AssetsI,J
Expenses before reductions	.74%K	.74%	.75%	.76%	.77%	.76%
Expenses net of fee waivers, if any	.74%K	.74%	.75%	.76%	.77%	.76%
Expenses net of all reductions	.74%K	.74%	.75%	.76%	.76%	.76%
Net investment income (loss)	2.69%K	2.88%	2.67%	2.93%	2.69%	2.94%B
Supplemental Data
Net assets, end of period (000 omitted)	$513,809	$510,226	$658,324	$403,233	$327,167	$335,756
Portfolio turnover rateL	51%K	49%	64%	60%	55%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.16 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.732 per share.

 E Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 F Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.24	$15.61
Income from Investment Operations
Net investment income (loss)B	.21	.09
Net realized and unrealized gain (loss)	.05	(.33)
Total from investment operations	.26	(.24)
Distributions from net investment income	(.22)	(.13)
Distributions from net realized gain	(.65)	–
Total distributions	(.87)	(.13)
Net asset value, end of period	$14.63	$15.24
Total ReturnC,D	2.25%	(1.57)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.64%G
Expenses net of fee waivers, if any	.62%G	.64%G
Expenses net of all reductions	.61%G	.64%G
Net investment income (loss)	2.82%G	3.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$56,346	$28,937
Portfolio turnover rateH	51%G	49%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2018.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$742,433,851
Gross unrealized depreciation	(187,348,107)
Net unrealized appreciation (depreciation)	$555,085,744
Tax cost	$4,086,322,247

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,125,703,645 and $1,138,833,565, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$709,474	$20,695
Class M	.25%	.25%	625,388	2,832
Class C	.75%	.25%	1,651,053	137,755
			$2,985,915	$161,282

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$98,051
Class M	21,343
Class C(a)	13,192
$132,586

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$523,667.18
Class M	229,266.18
Class C	307,819.19
Strategic Dividend and Income	2,115,434.15
Class I	438,662.17
Class Z	9,687.05
	$3,624,535

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,614 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,472 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $57,618. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $56,476 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9,064.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,404 and a portion of class-level operating expenses as follows:

Amount
Class A	$1,929
Class M	876
Class C	1,210
Strategic Dividend and Income	10,100
Class I	1,768
Class Z	134
$16,017

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018(a)
Distributions to shareholders
Class A	$31,176,082	$42,881,641
Class M	13,425,871	17,767,821
Class C	17,827,545	26,002,081
Strategic Dividend and Income	162,721,697	234,001,314
Class I	28,361,508	46,197,804
Class Z	1,926,003	807
Total	$255,438,706	$366,851,468

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018(a)	Six months ended May 31, 2019	Year ended November 30, 2018(a)
Class A
Shares sold	5,772,986	4,637,442	$83,982,019	$70,353,845
Reinvestment of distributions	2,269,109	2,762,733	30,288,437	41,771,478
Shares redeemed	(4,309,372)	(9,479,902)	(61,845,911)	(142,906,986)
Net increase (decrease)	3,732,723	(2,079,727)	$52,424,545	$(30,781,663)
Class M
Shares sold	2,022,671	2,206,310	$29,130,911	$33,380,481
Reinvestment of distributions	996,388	1,162,608	13,271,317	17,572,593
Shares redeemed	(1,847,471)	(3,606,131)	(26,684,029)	(54,433,882)
Net increase (decrease)	1,171,588	(237,213)	$15,718,199	$(3,480,808)
Class C
Shares sold	2,130,245	1,989,680	$30,386,385	$30,073,346
Reinvestment of distributions	1,311,315	1,672,021	17,348,341	25,201,309
Shares redeemed	(5,448,521)	(7,213,057)	(78,912,189)	(108,486,360)
Net increase (decrease)	(2,006,961)	(3,551,356)	$(31,177,463)	$(53,211,705)
Strategic Dividend and Income
Shares sold	17,256,902	16,704,619	$250,879,512	$254,962,468
Reinvestment of distributions	10,854,520	13,858,631	145,862,299	210,623,108
Shares redeemed	(19,135,438)	(46,192,336)	(277,325,334)	(702,410,303)
Net increase (decrease)	8,975,984	(15,629,086)	$119,416,477	$(236,824,727)
Class I
Shares sold	5,522,666	6,617,735	$80,060,788	$100,549,695
Reinvestment of distributions	1,959,756	2,822,591	26,259,222	42,809,377
Shares redeemed	(5,848,564)	(17,161,807)	(84,498,035)	(260,333,856)
Net increase (decrease)	1,633,858	(7,721,481)	$21,821,975	$(116,974,784)
Class Z
Shares sold	2,159,571	1,914,775	$31,582,781	$28,811,119
Reinvestment of distributions	126,463	53	1,701,357	807
Shares redeemed	(333,959)	(16,121)	(4,865,660)	(243,404)
Net increase (decrease)	1,952,075	1,898,707	$28,418,478	$28,568,522

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Class A	1.00%
Actual		$1,000.00	$1,020.50	$5.04
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,019.20	$6.29
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.76%
Actual		$1,000.00	$1,016.90	$8.85
Hypothetical-C		$1,000.00	$1,016.16	$8.85
Strategic Dividend and Income	.72%
Actual		$1,000.00	$1,022.50	$3.63
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class I	.74%
Actual		$1,000.00	$1,022.50	$3.73
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class Z	.62%
Actual		$1,000.00	$1,022.50	$3.13
Hypothetical-C		$1,000.00	$1,021.84	$3.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SDI-SANN-0719
1.802376.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 24, 2019